COMMITMENTS AND CONTINGENCIES (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	€ 10 [1]	€ 6	[1]
Commercial letters of credit	593	796
Standby letters of credit and financial guarantees written	5,665	6,503
Total	6,268	7,305
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed	12,327	15,694
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for	70	67
Voluntary Retirement Schemes [Abstract]
Total expense recognized under voluntary retirement schemes	€ 183
Total number of employees participated under Voluntary Retirement Schemes	2,500

[1]	Commitments to extend credit as at December 31, 2013 and 2014 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force. The total commitments to extend credit at December 31, 2014 are EUR 15,694 million (2013: EUR 12,327 million)